EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	77,112,939	72,058,294	69,663,192	69,921,784	65,816,784	64,197,815
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,561,910,213	1,566,315,679	1,568,828,941	1,506,708,941	1,510,021,253	1,510,720,411
Unexercised options and other share-based plans (in shares)	76,213,826		82,825,207
Total diluted shares (in shares)	1,638,124,039		1,651,654,148
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,561,825,093		1,568,743,821
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120